Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$ 436,196	$ 232,484
Unrealized gain/loss – Trust	(13,661)	(36,940)
Net deferred tax asset	422,535	195,544
Valuation allowance	(436,196)	(232,484)
Deferred tax (liability), net of allowance	$ (13,661)	$ (36,940)